Other Income and Expenses - Summary of Finance Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Bank interest income	¥ 34	¥ 45	¥ 155
Interest income on loans receivable		1,527
Interest income on net investments in subleases	45	49	103
Total finance income	¥ 79	¥ 1,621	¥ 258